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                     Nicholas-Applegate Institutional Funds
                              Institutional Shares

                            Supplement To Prospectus
                               Dated July 19, 2002

                                December 20, 2002

On November 8, 2002, the Board of Trustees of the Nicholas-Applegate Institutional Funds (the "Funds") approved various changes in the service agreements of the Funds, effective January 22, 2003. The Board also activated the Shareholder Service Plan. Taken together, these fee changes will result in a reduction of fees paid to the Investment Adviser in the amount of 0.10%. The fee rates under the new and existing service agreements are as follows:

                                                          Administrative       Shareholder        Total Fees Payable
Fund Name                         Management Fee           Services Fee        Services Fee         To the Adviser
                                New        Existing     New       Existing    New     Existing    New        Existing
---------------------------------------------------------------------------------------------------------------------------
Worldwide Growth                0.50%      1.00%        0.25%      0.10%      0.25%     None        1.00%      1.10%
Global Select                   0.65%      0.80%        0.07%      0.10%      0.08%     None        0.80%      0.90%
International Core Growth       0.50%      1.00%        0.25%      0.10%      0.25%     None        1.00%      1.10%
Int'l Growth Opportunities      0.70%      1.00%        0.15%      0.10%      0.15%     None        1.00%      1.10%
International Structured        0.50%      0.85%        0.17%      0.10%      0.18%     None        0.85%      0.95%
Emerging Countries              0.85%      1.25%        0.20%      0.10%      0.20%     None        1.25%      1.35%
U.S. Large Cap Select Growth    0.45%      0.75%        0.15%      0.10%      0.15%     None        0.75%      0.85%
U.S. Equity Growth              0.60%      0.75%        0.07%      0.10%      0.08%     None        0.75%      0.85%
Emerging Growth                 0.75%      1.00%        0.12%      0.10%      0.13%     None        1.00%      1.10%
Growth Discovery                1.00%      1.25%        0.12%      0.10%      0.13%     None        1.25%      1.35%
Large Cap Value                 0.45%      0.75%        0.15%      0.10%      0.15%     None        0.75%      0.85%
Value Opportunities             0.75%      1.00%        0.12%      0.10%      0.13%     None        1.00%      1.10%
Convertible                     0.55%      0.75%        0.10%      0.10%      0.10%     None        0.75%      0.85%
High Yield Bond                 0.40%      0.60%        0.10%      0.10%      0.10%     None        0.60%      0.70%

The Board also approved changes in the expense limitation in certain Funds, effective January 22, 2003. Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fee and to pay operating expenses otherwise payable by the various Funds so that total operating expenses, excluding taxes, interest, brokerage, and expenses paid by directed brokerage and other offset arrangements, do not exceed certain percentages set forth below.

Fund Name                                     New Expense Cap          Existing Expense Cap
--------------------------------------------------------------------------------------------
Worldwide Growth                                  1.25%                  1.00%
Global Select                                     1.10%                  1.05%
International Core Growth                         1.15%                  1.15%
International Growth Opportunities                1.40%                  1.40%
International Structured                          1.25%                  1.25%
Emerging Countries                                1.65%                  1.50%
U.S. Large Cap Select Growth                      1.00%                  0.90%
U.S. Equity Growth                                1.00%                  1.00%
Emerging Growth                                   1.25%                  1.25%
Growth Discovery                                  1.40%                  1.56%
Large Cap Value                                   1.00%                  0.85%
Value Opportunities                               1.30%                  1.30%
Convertible                                       1.00%                  1.00%
High Yield Bond                                   0.80%                  0.75%